Securities - Realized Gains and Losses (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($) security
Schedule of Investments [Line Items]
Realized gains	$ 127,000	$ 425,000
Realized losses	65,000	1,000
Pledged as collateral	$ 20,800,000	$ 17,700,000
Municipal Securities
Schedule of Investments [Line Items]
Number of securities sold | security	1	15
Book value	$ 529,000	$ 6,400,000
Securities realized gain (loss)	$ 38,000	$ 112,000
Asset-backed Securities
Schedule of Investments [Line Items]
Number of securities sold | security	2
Book value	$ 3,497,000
Securities realized gain (loss)	$ 3,000
Nontaxable Municipal Bonds
Schedule of Investments [Line Items]
Number of securities sold | security	4
Book value	$ 500,000
Securities realized gain (loss)	$ 15,000
Corporate Bond Securities
Schedule of Investments [Line Items]
Number of securities sold	2	5
Book value	$ 3,000,000	$ 8,500,000
Securities realized gain (loss)	$ (7,000)	$ 124,000
Equity Securities
Schedule of Investments [Line Items]
Number of securities sold | security		13
Book value		$ 515,000
Securities realized gain (loss)		$ 177,000
3 Mortgage Backed Securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Number of securities sold | security	3
Book value	$ 1,200,000
Securities realized gain (loss)	$ 71,000
2 Mortgage Backed Securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Number of securities sold | security	2
Book value	$ 1,600,000
Securities realized gain (loss)	$ (58,000)
2 SBA Securities | SBA Securities
Schedule of Investments [Line Items]
Number of securities sold | security		2
Book value		$ 2,500,000
Securities realized gain (loss)		$ 12,000
1 SBA Security | SBA Securities
Schedule of Investments [Line Items]
Number of securities sold | security		1
Book value		$ 753,000
Securities realized gain (loss)		$ (1,000)